UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.7%	U.S. Government Securities	426,582,418	414,192,988
0.1%	Other Investment Company	300,625	300,625

99.8%	Total Investments	426,883,043	414,493,613
0.2%	Other Assets and Liabilities, Net		778,587

100.0%	Net Assets		415,272,200

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.7% of net assets

U.S. Treasury Obligations 99.7%

U.S. Treasury Inflation Protected Securities
0.50%, 04/15/15	10,980,373	11,208,545
1.88%, 07/15/15	9,793,937	10,272,958
2.00%, 01/15/16	9,599,309	10,191,778
0.13%, 04/15/16	19,292,287	19,825,911
2.50%, 07/15/16	9,393,659	10,253,742
2.38%, 01/15/17	8,146,351	8,926,609
0.13%, 04/15/17	21,709,154	22,336,766
2.63%, 07/15/17	6,983,147	7,825,455
1.63%, 01/15/18	7,374,008	8,008,837
0.13%, 04/15/18	24,136,448	24,705,827
1.38%, 07/15/18	7,273,450	7,896,275
2.13%, 01/15/19	6,767,156	7,562,297
1.88%, 07/15/19	7,688,601	8,563,179
1.38%, 01/15/20	9,324,285	10,086,266
1.25%, 07/15/20	14,329,114	15,457,532
1.13%, 01/15/21	16,389,586	17,413,935
0.63%, 07/15/21	17,398,551	17,925,901
0.13%, 01/15/22	19,203,081	18,828,045
0.13%, 07/15/22	19,807,406	19,414,427
0.13%, 01/15/23	19,898,760	19,264,587
0.38%, 07/15/23	19,737,752	19,528,137
0.63%, 01/15/24	13,448,800	13,505,554
2.38%, 01/15/25	12,736,893	15,019,599
2.00%, 01/15/26	9,277,604	10,580,829
2.38%, 01/15/27	7,465,553	8,880,499
1.75%, 01/15/28	7,486,764	8,312,629
3.63%, 04/15/28	7,146,467	9,733,702
2.50%, 01/15/29	7,210,526	8,766,414
3.88%, 04/15/29	7,870,530	11,128,222
3.38%, 04/15/32	2,909,432	4,030,028
2.13%, 02/15/40	4,102,309	4,918,914
2.13%, 02/15/41	5,090,223	6,120,993
0.75%, 02/15/42	8,945,133	7,813,037
0.63%, 02/15/43	6,508,633	5,460,157
1.38%, 02/15/44	4,327,344	4,425,402

Total U.S. Government Securities
(Cost $426,582,418)		414,192,988

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	300,625	300,625

Total Other Investment Company
(Cost $300,625)		300,625

End of Investments

At 03/31/14, the tax basis cost of the fund’s investments was $427,648,259 and the unrealized appreciation and depreciation were $0 and ($13,154,646), respectively, with a net unrealized depreciation of ($13,154,646).

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

2

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$414,192,988	$—	$414,192,988
Other Investment Company[1]	300,625	—	—	300,625

Total	$300,625	$414,192,988	$—	$414,493,613

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG59499MAR14

 3

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.5%	U.S. Government Securities	487,310,338	487,746,521
0.2%	Other Investment Company	788,846	788,846

99.7%	Total Investments	488,099,184	488,535,367
0.3%	Other Assets and Liabilities, Net		1,670,728

100.0%	Net Assets		490,206,095

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.5% of net assets

U.S. Treasury Obligations 99.5%

U.S. Treasury Notes
0.13%, 04/30/15	9,352,000	9,350,906
4.13%, 05/15/15	9,352,000	9,767,360
0.25%, 05/31/15	23,718,000	23,744,398
2.13%, 05/31/15	28,913,000	29,573,720
0.38%, 06/15/15	10,109,000	10,135,850
1.88%, 06/30/15	12,047,000	12,302,999
0.25%, 07/15/15	6,216,000	6,222,191
1.75%, 07/31/15	10,420,000	10,638,174
0.25%, 08/15/15	9,239,000	9,247,297
1.25%, 08/31/15	12,246,000	12,429,212
1.25%, 09/30/15	11,870,000	12,051,528
0.25%, 10/15/15	3,727,000	3,727,145
1.25%, 10/31/15	6,666,000	6,769,896
4.50%, 11/15/15	6,666,000	7,120,901
0.25%, 12/15/15	10,695,000	10,684,551
0.25%, 12/31/15	15,976,000	15,955,710
2.13%, 12/31/15	651,000	671,331
0.38%, 01/15/16	17,128,000	17,138,037
0.38%, 01/31/16	8,172,000	8,175,195
2.00%, 01/31/16	1,983,000	2,042,450
0.25%, 02/29/16	9,000,000	8,976,798
2.63%, 02/29/16	10,294,000	10,733,101
0.38%, 03/15/16	10,695,000	10,688,733
2.25%, 03/31/16	5,448,000	5,644,853
2.38%, 03/31/16	412,000	428,029
0.25%, 04/15/16	20,586,000	20,502,380
2.63%, 04/30/16	8,009,000	8,368,468
0.25%, 05/15/16	15,027,000	14,950,107
1.75%, 05/31/16	9,413,000	9,664,506
1.50%, 06/30/16	5,105,000	5,212,685
3.25%, 06/30/16	17,361,000	18,414,188
1.50%, 07/31/16	7,480,000	7,639,533
3.25%, 07/31/16	6,216,000	6,603,045
3.00%, 08/31/16	18,515,000	19,573,836
3.00%, 09/30/16	7,800,000	8,254,592
0.63%, 10/15/16	7,148,000	7,136,835
1.00%, 10/31/16	901,000	907,758
3.13%, 10/31/16	901,000	956,995
0.63%, 11/15/16	10,454,000	10,426,234
4.63%, 11/15/16	7,144,000	7,870,681
0.88%, 11/30/16	970,000	973,448
2.75%, 11/30/16	754,000	793,880
0.63%, 12/15/16	10,454,000	10,414,798
3.25%, 12/31/16	11,011,000	11,748,219
0.75%, 01/15/17	10,312,000	10,297,501
4.63%, 02/15/17	9,492,000	10,511,279
0.88%, 02/28/17	18,376,000	18,379,583
3.00%, 02/28/17	8,372,000	8,885,765
1.00%, 03/31/17	15,000,000	15,039,840

Total U.S. Government Securities
(Cost $487,310,338)		487,746,521

	Number	Value
Security	of Shares	($)

Other Investment Company 0.2% of net assets

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	788,846	788,846

Total Other Investment Company
(Cost $788,846)		788,846

End of Investments

At 3/31/14, the tax basis cost of the fund’s investments was $488,099,184 and the unrealized appreciation and depreciation were $570,433 and ($134,250), respectively, with a net unrealized appreciation $436,183.

(a)	The rate shown is the 7-day yield.

 1

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

2

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$487,746,521	$—	$487,746,521
Other Investment Company[1]	788,846	—	—	788,846

Total	$788,846	$487,746,521	$—	$488,535,367

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG59498MAR14

 3

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.4%	U.S. Government Securities	291,674,727	287,355,918
0.1%	Other Investment Company	272,972	272,972

99.5%	Total Investments	291,947,699	287,628,890
0.5%	Other Assets and Liabilities, Net		1,303,461

100.0%	Net Assets		288,932,351

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.4% of net assets

U.S. Treasury Obligations 99.4%

U.S. Treasury Bonds
8.50%, 02/15/20	802,000	1,095,044
8.75%, 05/15/20	589,000	818,756
8.75%, 08/15/20	2,686,000	3,759,140

U.S. Treasury Notes
0.88%, 04/30/17	6,751,000	6,736,762
0.63%, 05/31/17	7,407,000	7,322,227
2.50%, 06/30/17	6,661,000	6,972,455
2.38%, 07/31/17	2,564,000	2,672,970
4.75%, 08/15/17	9,599,000	10,765,874
1.88%, 09/30/17	2,847,000	2,916,840
1.88%, 10/31/17	1,492,000	1,527,668
4.25%, 11/15/17	4,243,000	4,701,940
0.63%, 11/30/17	5,401,000	5,281,163
2.25%, 11/30/17	1,397,000	1,447,696
0.75%, 12/31/17	10,515,000	10,311,272
3.50%, 02/15/18	4,541,000	4,916,164
0.75%, 02/28/18	4,462,000	4,359,686
2.75%, 02/28/18	7,540,000	7,949,987
0.63%, 04/30/18	1,275,000	1,235,156
1.38%, 06/30/18	2,200,000	2,189,946
1.38%, 07/31/18	6,716,000	6,676,651
4.00%, 08/15/18	11,141,000	12,333,432
1.38%, 09/30/18	6,347,000	6,290,721
1.25%, 10/31/18	4,420,000	4,349,731
3.75%, 11/15/18	5,174,000	5,673,208
1.25%, 11/30/18	3,608,000	3,545,282
1.38%, 12/31/18	6,008,000	5,931,963
1.25%, 01/31/19	3,564,000	3,492,164
2.75%, 02/15/19	1,148,000	1,205,445
1.38%, 02/28/19	4,103,000	4,037,126
1.50%, 02/28/19	1,800,000	1,782,140
3.13%, 05/15/19	4,409,000	4,704,024
1.00%, 06/30/19	8,825,000	8,455,453
0.88%, 07/31/19	4,524,000	4,296,031
3.63%, 08/15/19	5,287,000	5,773,568
3.38%, 11/15/19	3,960,000	4,271,232
1.00%, 11/30/19	2,860,000	2,710,968
1.13%, 12/31/19	4,243,000	4,043,447
3.63%, 02/15/20	3,233,000	3,528,642
1.25%, 02/29/20	5,977,000	5,712,237
1.13%, 04/30/20	936,000	884,520
3.50%, 05/15/20	3,891,000	4,216,112
1.38%, 05/31/20	5,653,000	5,415,399
2.63%, 08/15/20	6,626,000	6,815,464
2.00%, 09/30/20	2,462,000	2,433,148
1.75%, 10/31/20	2,506,000	2,433,562
2.63%, 11/15/20	4,133,000	4,240,363
2.00%, 11/30/20	1,497,000	1,474,720
2.38%, 12/31/20	2,745,000	2,766,768
2.13%, 01/31/21	6,078,000	6,019,116
3.63%, 02/15/21	5,005,000	5,445,285
2.00%, 02/28/21	2,200,000	2,158,493
3.13%, 05/15/21	5,062,000	5,332,701
2.13%, 08/15/21	3,539,000	3,478,589
2.00%, 11/15/21	5,776,000	5,605,429
2.00%, 02/15/22	1,761,000	1,702,942
1.75%, 05/15/22	5,456,000	5,149,313
1.63%, 08/15/22	4,698,000	4,369,140
1.63%, 11/15/22	1,434,000	1,327,234
2.00%, 02/15/23	12,350,000	11,746,492
1.75%, 05/15/23	4,405,000	4,081,334
2.50%, 08/15/23	2,941,000	2,899,297
2.75%, 11/15/23	4,764,000	4,785,957
2.75%, 02/15/24	6,765,000	6,780,329

Total U.S. Government Securities
(Cost $291,674,727)		287,355,918

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	272,972	272,972

Total Other Investment Company
(Cost $272,972)		272,972

End of Investments

 1

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

At 03/31/14, the tax basis cost of the fund’s investments was $291,963,183 and the unrealized appreciation and depreciation were $79,289 and ($4,413,582), respectively, with a net unrealized depreciation of ($4,334,293).

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

2

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$287,355,918	$—	$287,355,918
Other Investment Company[1]	272,972	—	—	272,972

Total	$272,972	$287,355,918	$—	$287,628,890

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG59500MAR14

 3

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

0.5%		Asset-Backed Obligations	2,698,076	2,695,088
1.7%		Commercial Mortgage-Backed Securities	9,611,114	9,604,851
22.7%		Corporate Bonds	131,378,740	132,144,368
5.2%		Foreign Securities	30,595,119	30,333,021
29.3%		Mortgage-Backed Securities	171,060,579	170,717,407
1.0%		Municipal Bonds	5,694,612	5,613,241
39.2%		U.S. Government and Government Agencies	230,860,659	228,157,436
1.0%		Other Investment Company	6,035,502	6,035,502
5.2%		Short-Term Investments	30,499,337	30,499,337

105.8%		Total Investments	618,433,738	615,800,251
(5	.8)%	Other Assets and Liabilities, Net		(33,952,700)

100.0%		Net Assets		581,847,551

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Asset-Backed Obligations 0.5% of net assets

Chase Issuance Trust
Series 2012-A3 Class A3
0.79%, 06/15/17 (b)	300,000	301,250
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	100,000	111,465
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	100,000	104,190
Series 2003-A7 Class A7
4.15%, 07/07/17 (b)	100,000	104,660
Series 2006-A3 Class A3
5.30%, 03/15/18 (b)	150,000	163,496
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	500,000	570,167
Series 2008-A1 Class A1
5.35%, 02/07/20 (b)	200,000	226,933
Ford Credit Auto Owner Trust
Series 2012-B Class A4
1.00%, 09/15/17 (b)	200,000	201,207
Series 2013-A Class A4
0.78%, 05/15/18 (b)	100,000	99,853
Honda Auto Receivables Owner Trust
Series 2011-3 Class A3
0.88%, 09/21/15 (b)	71,203	71,334
Series 2012-4 Class A3
0.52%, 08/18/16 (b)	300,000	300,451
Hyundai Auto Receivables Trust
Series 2013-A Class A4
0.75%, 09/17/18 (b)	170,000	169,430
Nissan Auto Receivables Owner Trust
Series 2012-A Class A3
0.73%, 05/16/16 (b)	71,185	71,312
Series 2013-A Class A4
0.75%, 07/15/19 (b)	200,000	199,340

Total Asset-Backed Obligations
(Cost $2,698,076)		2,695,088

Commercial Mortgage-Backed Securities 1.7% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-2 Class A4
5.60%, 04/10/49 (a)(b)	500,000	552,976
Series 2007-4 Class A4
5.83%, 02/10/51 (a)(b)	174,781	194,622
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-4 Class A5A
4.93%, 07/10/45 (b)	361,000	376,704
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	300,000	315,016
Series 2005-PWR8 Class A4
4.67%, 06/11/41 (b)	193,679	200,453
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	628,207	686,533
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	1,390,000	1,562,137
Series 2007-T26 Class A4
5.47%, 01/12/45 (a)(b)	440,000	486,603
Series 2007-PW17 Class A4
5.69%, 06/11/50 (a)(b)	300,000	335,875
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	150,000	156,805
Commercial Mortgage Loan Trust 2008-LS1
Series 2008-LS1 Class A4B
6.00%, 12/10/49 (b)	500,000	554,903
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	415,000	455,155
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4 Class A4
4.92%, 10/15/42 (a)(b)	189,401	198,658

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
3.51%, 05/15/45 (b)	400,000	405,286
Series 2011-C5 Class A3
4.17%, 08/15/46 (b)	400,000	425,429
Series 2007-CB20 Class A4
5.79%, 02/12/51 (a)(b)	250,000	279,607
LB-UBS Commercial Mortgage Trust
Series 2005-C5 Class A4
4.95%, 09/15/30 (b)	207,812	216,223
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A4
5.69%, 02/12/51 (b)	196,773	220,107
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	280,000	287,901
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21 Class A4
5.24%, 10/15/44 (a)(b)	168,845	177,776
Series 2006-C23 Class A5
5.42%, 01/15/45 (a)(b)	400,000	430,020
Series 2006-C29 Class A4
5.31%, 11/15/48 (b)	197,239	214,824
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	500,000	527,777
Series 2013-C12 Class A4
3.20%, 03/15/48 (b)	145,000	142,147
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	200,000	201,314

Total Commercial Mortgage-Backed Securities
(Cost $9,611,114)		9,604,851

Corporate Bonds 22.7% of net assets

Finance 7.4%

Banking 4.9%
Abbey National Treasury Services PLC
4.00%, 04/27/16	100,000	106,046
3.05%, 08/23/18	300,000	309,187
American Express Co.
8.13%, 05/20/19	250,000	317,770
American Express Credit Corp.
2.80%, 09/19/16	100,000	104,352
2.38%, 03/24/17	200,000	207,301
Bank of America Corp.
5.25%, 12/01/15	600,000	638,861
6.05%, 05/16/16	600,000	656,134
5.75%, 08/15/16	100,000	109,610
5.42%, 03/15/17	500,000	551,256
5.65%, 05/01/18	800,000	905,181
2.65%, 04/01/19	150,000	150,654
5.63%, 07/01/20	250,000	284,867
5.88%, 01/05/21	300,000	346,628
5.00%, 05/13/21	150,000	165,646
3.30%, 01/11/23	100,000	96,590
4.00%, 04/01/24	150,000	150,130
5.88%, 02/07/42	100,000	116,052
4.88%, 04/01/44	100,000	100,851
Bank of New York Mellon Corp.
2.50%, 01/15/16	250,000	258,118
2.30%, 07/28/16	100,000	103,405
Bank of Nova Scotia
1.38%, 07/15/16	200,000	202,119
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 02/23/17 (c)	100,000	102,697
Barclays Bank PLC
3.90%, 04/07/15	100,000	103,437
5.00%, 09/22/16	100,000	109,565
5.14%, 10/14/20	200,000	212,320
BB&T Corp.
3.95%, 03/22/22 (b)	100,000	103,083
BNP Paribas S.A.
3.60%, 02/23/16	250,000	262,540
5.00%, 01/15/21	200,000	222,309
Capital One Bank USA NA
3.38%, 02/15/23	250,000	243,725
Capital One Financial Corp.
3.15%, 07/15/16	150,000	156,965
4.75%, 07/15/21	150,000	164,589
Citigroup, Inc.
4.75%, 05/19/15	48,000	50,132
3.95%, 06/15/16	550,000	583,079
1.70%, 07/25/16	150,000	151,789
4.45%, 01/10/17	500,000	540,368
6.13%, 11/21/17	300,000	343,789
5.38%, 08/09/20	450,000	507,019
4.05%, 07/30/22	250,000	251,405
6.68%, 09/13/43	50,000	58,755
Credit Suisse USA, Inc.
4.38%, 08/05/20	400,000	432,565
Deutsche Bank AG
3.25%, 01/11/16	150,000	156,304
Fifth Third Bancorp
5.45%, 01/15/17	100,000	110,484
Goldman Sachs Capital I
6.35%, 02/15/34	100,000	103,834
Goldman Sachs Group, Inc.
5.63%, 01/15/17	500,000	552,341
5.95%, 01/18/18	200,000	226,692
2.38%, 01/22/18	650,000	654,911
6.15%, 04/01/18	500,000	572,109
5.38%, 03/15/20	250,000	279,293
5.25%, 07/27/21	100,000	110,869
5.75%, 01/24/22	100,000	113,573
3.63%, 01/22/23	250,000	246,386
6.13%, 02/15/33	80,000	92,933
6.75%, 10/01/37	100,000	114,910
6.25%, 02/01/41	75,000	89,372
HSBC Holdings PLC
5.10%, 04/05/21	350,000	391,919
HSBC USA, Inc.
5.00%, 09/27/20	400,000	436,797
JPMorgan Chase & Co.
1.10%, 10/15/15	650,000	652,915
2.60%, 01/15/16	250,000	257,163
6.00%, 01/15/18	1,000,000	1,148,699
6.30%, 04/23/19	450,000	529,641
3.38%, 05/01/23	250,000	237,111
6.40%, 05/15/38	300,000	373,046
5.40%, 01/06/42	150,000	166,150

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
KeyBank NA
1.10%, 11/25/16 (b)	100,000	100,164
Lloyds Bank PLC
4.88%, 01/21/16	550,000	590,019
4.20%, 03/28/17	200,000	216,298
2.30%, 11/27/18	250,000	250,026
6.38%, 01/21/21	500,000	601,394
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	260,957
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	300,000	354,113
7.75%, 05/14/38	100,000	132,275
Morgan Stanley
5.38%, 10/15/15	350,000	373,268
1.75%, 02/25/16	500,000	506,687
5.45%, 01/09/17	550,000	608,428
5.95%, 12/28/17	250,000	285,624
6.63%, 04/01/18	200,000	233,360
7.30%, 05/13/19	200,000	242,824
3.75%, 02/25/23	500,000	497,762
4.10%, 05/22/23	250,000	247,933
7.25%, 04/01/32	100,000	130,722
6.38%, 07/24/42	100,000	122,428
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	238,232
PNC Bank NA
2.95%, 01/30/23 (b)	250,000	237,811
PNC Funding Corp.
5.63%, 02/01/17	75,000	83,083
Rabobank Nederland
4.63%, 12/01/23	450,000	463,975
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	147,159
Royal Bank of Canada
2.63%, 12/15/15	225,000	232,674
Royal Bank of Scotland Group PLC
4.38%, 03/16/16	350,000	372,258
6.40%, 10/21/19	200,000	230,804
Santander Holdings USA, Inc.
4.63%, 04/19/16	50,000	53,364
Svenska Handelsbanken AB
2.88%, 04/04/17	250,000	260,627
UBS AG
5.88%, 12/20/17	100,000	114,674
5.75%, 04/25/18	100,000	114,151
US Bancorp
3.00%, 03/15/22 (b)	100,000	99,303
Wachovia Corp.
5.75%, 06/15/17	350,000	398,018
5.75%, 02/01/18	500,000	572,992
5.50%, 08/01/35	250,000	273,146
Wells Fargo & Co.
5.63%, 12/11/17	150,000	171,240
3.45%, 02/13/23	250,000	243,105
5.38%, 11/02/43	175,000	185,042
Westpac Banking Corp.
4.88%, 11/19/19	200,000	222,493

		28,566,774

Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19	150,000	169,446
Jefferies Group LLC
3.88%, 11/09/15	300,000	313,390
5.50%, 03/15/16	100,000	107,766
6.25%, 01/15/36	250,000	254,545
Nomura Holdings, Inc.
6.70%, 03/04/20	115,000	134,938

		980,085

Finance Company 0.6%
GATX Corp.
1.25%, 03/04/17	100,000	99,504
5.20%, 03/15/44 (b)	100,000	103,200
General Electric Capital Corp.
5.00%, 01/08/16	75,000	80,691
1.50%, 07/12/16	250,000	253,454
1.63%, 04/02/18	250,000	248,928
6.00%, 08/07/19	100,000	117,533
4.38%, 09/16/20	300,000	326,299
4.65%, 10/17/21	250,000	274,998
6.75%, 03/15/32	250,000	322,344
6.15%, 08/07/37	150,000	182,535
5.88%, 01/14/38	450,000	532,322
6.88%, 01/10/39	100,000	132,139
6.38%, 11/15/67 (a)(b)	250,000	275,938
HSBC Finance Corp.
5.50%, 01/19/16	100,000	108,047
6.68%, 01/15/21	350,000	408,998

		3,466,930

Insurance 1.2%
ACE INA Holdings, Inc.
2.70%, 03/13/23	150,000	142,077
Aetna, Inc.
3.95%, 09/01/20	100,000	105,761
Aflac, Inc.
3.63%, 06/15/23	250,000	252,442
Allstate Corp.
3.15%, 06/15/23	100,000	98,429
4.50%, 06/15/43	300,000	302,860
American International Group, Inc.
2.38%, 08/24/15	100,000	102,042
4.88%, 09/15/16	150,000	163,745
5.60%, 10/18/16	200,000	221,631
5.85%, 01/16/18	200,000	228,749
6.40%, 12/15/20	300,000	357,931
Assurant, Inc.
2.50%, 03/15/18	100,000	99,453
6.75%, 02/15/34	100,000	113,919
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	327,676
5.75%, 01/15/40	100,000	117,067
Chubb Corp.
6.00%, 05/11/37	250,000	306,351
Cigna Corp.
2.75%, 11/15/16	100,000	104,257
4.00%, 02/15/22 (b)	150,000	155,797
5.88%, 03/15/41 (b)	50,000	59,302
5.38%, 02/15/42 (b)	300,000	330,932
CNA Financial Corp.
7.35%, 11/15/19	250,000	306,955
Genworth Holdings, Inc.
7.63%, 09/24/21	200,000	246,742
6.50%, 06/15/34	200,000	232,087

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	200,000	221,462
5.95%, 10/15/36	100,000	116,092
ING US, Inc.
2.90%, 02/15/18	300,000	307,666
5.70%, 07/15/43	100,000	113,533
Lincoln National Corp.
4.00%, 09/01/23	150,000	152,835
MetLife, Inc.
5.70%, 06/15/35	100,000	116,262
4.88%, 11/13/43	150,000	156,353
Prudential Financial, Inc.
6.00%, 12/01/17	100,000	115,067
4.50%, 11/16/21	100,000	108,730
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	187,408
6.25%, 06/15/37	250,000	312,951
UnitedHealth Group, Inc.
0.85%, 10/15/15	50,000	50,232
1.40%, 10/15/17	50,000	49,908
6.00%, 02/15/18	150,000	172,780
Unum Group
5.63%, 09/15/20	100,000	112,686
WellPoint, Inc.
5.25%, 01/15/16	150,000	161,224
2.30%, 07/15/18	100,000	100,379

		6,931,773

Other Financial 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	197,797

		197,797

Real Estate Investment Trust 0.5%
Boston Properties LP
3.80%, 02/01/24 (b)	100,000	99,352
BRE Properties, Inc.
3.38%, 01/15/23 (b)	200,000	189,964
Digital Realty Trust LP
5.88%, 02/01/20	250,000	274,049
5.25%, 03/15/21 (b)	250,000	263,221
HCP, Inc.
6.70%, 01/30/18	100,000	116,792
5.38%, 02/01/21 (b)	150,000	168,180
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	300,000	318,191
4.50%, 01/15/24 (b)	100,000	103,188
Kilroy Realty LP
3.80%, 01/15/23 (b)	250,000	244,153
Piedmont Operating Partnership LP
4.45%, 03/15/24 (b)	250,000	250,001
ProLogis LP
6.63%, 05/15/18	150,000	174,694
4.25%, 08/15/23 (b)	200,000	203,797
Simon Property Group LP
6.13%, 05/30/18	150,000	174,654
5.65%, 02/01/20 (b)	102,000	118,363
Ventas Realty LP
4.25%, 03/01/22 (b)	200,000	207,967
3.25%, 08/15/22 (b)	250,000	241,332

		3,147,898

		43,291,257

Industrial 12.7%

Basic Industry 1.2%
Airgas, Inc.
1.65%, 02/15/18 (b)	150,000	146,921
Alcoa, Inc.
5.55%, 02/01/17	200,000	218,819
Barrick Gold Corp.
6.95%, 04/01/19	350,000	410,906
4.10%, 05/01/23	300,000	285,121
Barrick North America Finance LLC
4.40%, 05/30/21	300,000	302,749
5.75%, 05/01/43	100,000	97,771
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	100,000	101,286
CF Industries, Inc.
7.13%, 05/01/20	100,000	119,046
Cliffs Natural Resources, Inc.
3.95%, 01/15/18	100,000	100,602
6.25%, 10/01/40	50,000	43,461
Domtar Corp.
10.75%, 06/01/17	100,000	125,636
Dow Chemical Co.
2.50%, 02/15/16	200,000	206,173
8.55%, 05/15/19	225,000	288,411
3.00%, 11/15/22 (b)	250,000	238,083
5.25%, 11/15/41 (b)	200,000	209,780
Eastman Chemical Co.
3.60%, 08/15/22 (b)	350,000	348,003
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	231,532
Freeport-McMoRan Copper & Gold, Inc.
3.10%, 03/15/20	200,000	194,826
3.55%, 03/01/22 (b)	100,000	95,664
3.88%, 03/15/23 (b)	100,000	95,795
5.45%, 03/15/43 (b)	250,000	246,728
International Paper Co.
7.95%, 06/15/18	100,000	122,417
7.50%, 08/15/21	250,000	314,994
Kinross Gold Corp.
5.13%, 09/01/21 (b)	250,000	248,099
5.95%, 03/15/24 (b)(c)	150,000	150,554
6.88%, 09/01/41 (b)	150,000	144,518
LYB International Finance BV
4.00%, 07/15/23	100,000	102,181
5.25%, 07/15/43	250,000	264,274
Mosaic Co.
4.25%, 11/15/23 (b)	100,000	102,785
Newmont Mining Corp.
3.50%, 03/15/22 (b)	150,000	136,312
6.25%, 10/01/39	150,000	145,703
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/01/36	100,000	116,560
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	170,000	172,851
6.50%, 07/15/18	100,000	117,631
Rio Tinto Finance USA PLC
3.50%, 03/22/22 (b)	100,000	100,211
4.75%, 03/22/42 (b)	100,000	99,982
Southern Copper Corp.
5.25%, 11/08/42	100,000	86,116

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Teck Resources Ltd.
6.25%, 07/15/41 (b)	100,000	103,585
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	107,048
Vale S.A.
5.63%, 09/11/42	200,000	188,083
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	102,602
Weyerhaeuser Co.
7.38%, 03/15/32	100,000	128,885

		7,162,704

Capital Goods 1.1%
ABB Finance USA, Inc.
1.63%, 05/08/17	100,000	100,759
2.88%, 05/08/22	100,000	97,421
Avery Dennison Corp.
5.38%, 04/15/20	105,000	108,648
Boeing Co.
0.95%, 05/15/18	250,000	241,928
Caterpillar Financial Services Corp.
1.25%, 11/06/17	150,000	148,985
7.15%, 02/15/19	250,000	305,947
Caterpillar, Inc.
5.70%, 08/15/16	100,000	110,505
6.05%, 08/15/36	150,000	181,338
CRH America, Inc.
6.00%, 09/30/16	100,000	111,212
Deere & Co.
5.38%, 10/16/29	150,000	174,652
Eaton Corp.
0.95%, 11/02/15	150,000	150,576
1.50%, 11/02/17	150,000	149,408
4.00%, 11/02/32	100,000	97,045
4.15%, 11/02/42	100,000	93,772
General Electric Co.
0.85%, 10/09/15	100,000	100,490
5.25%, 12/06/17	100,000	113,419
2.70%, 10/09/22	100,000	97,103
3.38%, 03/11/24	100,000	100,889
4.13%, 10/09/42	200,000	192,970
4.50%, 03/11/44	100,000	101,971
Illinois Tool Works, Inc.
3.90%, 09/01/42 (b)	100,000	91,463
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/19 (c)	250,000	249,533
John Deere Capital Corp.
5.50%, 04/13/17	200,000	223,087
1.70%, 01/15/20	100,000	95,891
L-3 Communications Corp.
4.75%, 07/15/20	250,000	262,345
4.95%, 02/15/21 (b)	250,000	268,152
Lockheed Martin Corp.
4.25%, 11/15/19	36,000	38,876
3.35%, 09/15/21	100,000	102,123
Northrop Grumman Corp.
4.75%, 06/01/43	150,000	151,388
Owens Corning
4.20%, 12/15/22 (b)	100,000	99,351
Republic Services, Inc.
3.80%, 05/15/18	200,000	212,229
5.70%, 05/15/41 (b)	80,000	91,501
Textron, Inc.
5.95%, 09/21/21 (b)	200,000	225,858
United Technologies Corp.
1.80%, 06/01/17	400,000	406,997
5.38%, 12/15/17	300,000	342,451
6.13%, 02/01/19	150,000	176,923
3.10%, 06/01/22	100,000	100,002
6.13%, 07/15/38	150,000	189,905
4.50%, 06/01/42	150,000	153,353
Waste Management, Inc.
2.90%, 09/15/22 (b)	200,000	191,294

		6,451,760

Communications 2.2%
21st Century Fox America, Inc.
6.90%, 03/01/19	180,000	216,786
4.00%, 10/01/23	100,000	101,986
6.15%, 03/01/37	200,000	232,022
America Movil S.A.B. de C.V.
2.38%, 09/08/16	200,000	206,800
3.13%, 07/16/22	200,000	191,325
4.38%, 07/16/42	150,000	133,401
American Tower Corp.
3.40%, 02/15/19	100,000	102,588
5.05%, 09/01/20	250,000	269,446
5.00%, 02/15/24	100,000	104,353
AT&T Mobility LLC
7.13%, 12/15/31	50,000	63,886
AT&T, Inc.
0.80%, 12/02/15	100,000	100,107
5.50%, 02/01/18	400,000	451,700
5.80%, 02/15/19	200,000	231,186
3.00%, 02/15/22	350,000	340,413
6.15%, 09/15/34	200,000	226,164
5.35%, 09/01/40	50,000	51,279
5.55%, 08/15/41	100,000	105,358
4.30%, 12/15/42 (b)	200,000	177,908
CBS Corp.
5.50%, 05/15/33	150,000	158,565
Comcast Corp.
5.15%, 03/01/20	250,000	283,448
3.60%, 03/01/24	250,000	251,875
4.25%, 01/15/33	200,000	196,657
4.65%, 07/15/42	500,000	500,668
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (a)	100,000	144,676
DIRECTV Holdings LLC
3.50%, 03/01/16	100,000	104,574
5.88%, 10/01/19	100,000	114,810
4.45%, 04/01/24 (b)	200,000	200,966
6.00%, 08/15/40 (b)	150,000	156,908
5.15%, 03/15/42	150,000	142,319
Discovery Communications LLC
5.05%, 06/01/20	150,000	166,671
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	225,288
NBCUniversal Media LLC
2.88%, 04/01/16	100,000	104,006
4.38%, 04/01/21	250,000	271,718
5.95%, 04/01/41	350,000	414,654
Orange S.A.
2.75%, 02/06/19	250,000	253,440
5.38%, 01/13/42	250,000	257,826

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Qwest Corp.
6.75%, 12/01/21	350,000	391,404
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	235,317
TCI Communications, Inc.
7.13%, 02/15/28	150,000	189,934
Telefonica Emisiones S.A.U.
6.22%, 07/03/17	150,000	169,928
5.46%, 02/16/21	250,000	275,627
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	100,000	111,954
Time Warner Cable, Inc.
5.85%, 05/01/17	150,000	168,761
5.00%, 02/01/20	250,000	273,373
6.55%, 05/01/37	350,000	407,789
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100,000	138,187
Verizon Communications, Inc.
2.50%, 09/15/16	100,000	103,609
1.10%, 11/01/17	600,000	589,733
3.65%, 09/14/18	150,000	159,844
4.50%, 09/15/20	500,000	543,786
6.40%, 09/15/33	650,000	773,991
5.85%, 09/15/35	200,000	222,176
6.55%, 09/15/43	400,000	488,534
Verizon Global Funding Corp.
7.75%, 12/01/30	100,000	132,585
Vodafone Group PLC
5.45%, 06/10/19	250,000	285,961
4.38%, 03/16/21	150,000	160,913

		13,079,183

Consumer Cyclical 1.7%
Amazon.com, Inc.
2.50%, 11/29/22 (b)	350,000	325,808
CVS Caremark Corp.
4.75%, 05/18/20 (b)	500,000	549,887
6.13%, 09/15/39	300,000	363,010
5.30%, 12/05/43 (b)	200,000	221,621
Daimler Finance North America LLC
8.50%, 01/18/31	75,000	111,678
Darden Restaurants, Inc.
3.35%, 11/01/22 (b)	100,000	90,232
eBay, Inc.
1.63%, 10/15/15	125,000	127,232
Ford Motor Co.
7.45%, 07/16/31	425,000	546,776
Ford Motor Credit Co. LLC
2.75%, 05/15/15	300,000	306,201
6.63%, 08/15/17	450,000	520,226
4.25%, 09/20/22	450,000	464,553
Gap, Inc.
5.95%, 04/12/21 (b)	450,000	507,401
Home Depot, Inc.
5.40%, 03/01/16	300,000	326,989
3.75%, 02/15/24 (b)	100,000	102,360
4.88%, 02/15/44 (b)	100,000	106,734
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	50,000	49,896
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	210,000	233,748
2.88%, 02/15/23 (b)	200,000	187,628
5.13%, 01/15/42 (b)	100,000	103,496
Marriott International, Inc.
3.00%, 03/01/19 (b)	100,000	101,938
McDonald’s Corp.
5.30%, 03/15/17	86,000	96,179
3.70%, 02/15/42	114,000	102,418
NIKE, Inc.
2.25%, 05/01/23 (b)	100,000	92,495
3.63%, 05/01/43 (b)	50,000	44,572
Nordstrom, Inc.
4.00%, 10/15/21 (b)	150,000	158,250
QVC, Inc.
5.13%, 07/02/22	100,000	103,914
Starbucks Corp.
3.85%, 10/01/23 (b)	100,000	102,434
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	100,000	115,775
Time Warner, Inc.
3.15%, 07/15/15	85,000	87,816
4.75%, 03/29/21	300,000	328,729
7.63%, 04/15/31	100,000	133,584
7.70%, 05/01/32	61,000	82,027
5.35%, 12/15/43	250,000	267,445
Toyota Motor Credit Corp.
3.40%, 09/15/21	350,000	360,712
Viacom, Inc.
2.50%, 12/15/16	100,000	103,700
4.25%, 09/01/23 (b)	150,000	154,603
3.88%, 04/01/24 (b)	100,000	99,960
6.88%, 04/30/36	200,000	248,506
5.25%, 04/01/44 (b)	100,000	102,561
Wal-Mart Stores, Inc.
2.55%, 04/11/23 (b)	400,000	376,771
5.25%, 09/01/35	550,000	622,536
6.50%, 08/15/37	100,000	129,917
Walt Disney Co.
1.35%, 08/16/16	150,000	152,269
1.13%, 02/15/17	200,000	200,457
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	109,412

		9,724,456

Consumer Non-Cyclical 3.1%
AbbVie, Inc.
2.00%, 11/06/18	700,000	694,926
2.90%, 11/06/22	200,000	192,898
Actavis, Inc.
4.63%, 10/01/42 (b)	100,000	95,933
Altria Group, Inc.
4.13%, 09/11/15	444,000	465,436
4.75%, 05/05/21	100,000	109,298
2.85%, 08/09/22	600,000	564,073
2.95%, 05/02/23	300,000	277,519
AmerisourceBergen Corp.
4.88%, 11/15/19	450,000	504,252
Amgen, Inc.
5.85%, 06/01/17	200,000	226,466
3.88%, 11/15/21 (b)	200,000	208,940
5.15%, 11/15/41 (b)	100,000	103,402
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	100,000	100,058
2.15%, 02/01/19	200,000	200,029
3.70%, 02/01/24	200,000	202,473
4.63%, 02/01/44	350,000	360,564

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Anheuser-Busch InBev Worldwide, Inc.
6.88%, 11/15/19	350,000	428,396
5.00%, 04/15/20	250,000	282,757
Archer-Daniels-Midland Co.
5.94%, 10/01/32	100,000	118,150
AstraZeneca PLC
6.45%, 09/15/37	150,000	189,026
Baxter International, Inc.
4.50%, 06/15/43 (b)	200,000	198,667
Boston Scientific Corp.
6.00%, 01/15/20	150,000	172,377
4.13%, 10/01/23 (b)	100,000	101,585
Bristol-Myers Squibb Co.
6.13%, 05/01/38	100,000	124,917
3.25%, 08/01/42	100,000	81,743
Cardinal Health, Inc.
4.00%, 06/15/15	100,000	103,746
1.70%, 03/15/18	100,000	99,218
Celgene Corp.
1.90%, 08/15/17	100,000	100,966
Colgate-Palmolive Co.
2.63%, 05/01/17	100,000	104,435
ConAgra Foods, Inc.
1.90%, 01/25/18	400,000	396,986
3.20%, 01/25/23 (b)	350,000	334,910
4.65%, 01/25/43 (b)	150,000	145,110
Covidien International Finance S.A.
2.80%, 06/15/15	50,000	51,274
Delhaize Group S.A.
5.70%, 10/01/40	100,000	102,054
Diageo Capital PLC
5.75%, 10/23/17	100,000	114,684
1.13%, 04/29/18	150,000	146,003
Express Scripts Holding Co.
3.13%, 05/15/16	350,000	364,823
General Mills, Inc.
5.65%, 02/15/19	250,000	288,263
3.15%, 12/15/21 (b)	100,000	100,666
3.65%, 02/15/24 (b)	200,000	201,622
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	150,000	172,256
2.85%, 05/08/22	150,000	146,704
Hasbro, Inc.
6.30%, 09/15/17	100,000	113,001
6.35%, 03/15/40	100,000	112,704
Johnson & Johnson
5.55%, 08/15/17	250,000	285,472
Kellogg Co.
4.45%, 05/30/16	150,000	160,903
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	132,574
Koninklijke Philips N.V.
5.00%, 03/15/42	100,000	107,223
Kraft Foods Group, Inc.
5.38%, 02/10/20	78,000	89,058
3.50%, 06/06/22	200,000	201,561
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	102,117
McKesson Corp.
2.28%, 03/15/19	150,000	148,938
Medtronic, Inc.
3.63%, 03/15/24 (b)	200,000	201,229
4.00%, 04/01/43 (b)	300,000	279,469
Merck & Co., Inc.
2.25%, 01/15/16	90,000	92,703
3.88%, 01/15/21 (b)	200,000	213,711
5.85%, 06/30/39	64,000	77,932
Molson Coors Brewing Co.
3.50%, 05/01/22	200,000	199,865
Mondelez International, Inc.
4.13%, 02/09/16	250,000	264,353
2.25%, 02/01/19 (b)	250,000	247,995
6.50%, 02/09/40	105,000	132,529
Mylan, Inc.
1.80%, 06/24/16	100,000	101,456
Newell Rubbermaid, Inc.
4.70%, 08/15/20	150,000	160,130
Novartis Capital Corp.
4.40%, 04/24/20	100,000	109,990
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	150,820
4.88%, 11/01/40	200,000	212,161
Pfizer, Inc.
6.20%, 03/15/19	225,000	266,681
Philip Morris International, Inc.
1.13%, 08/21/17	100,000	99,180
2.50%, 08/22/22	100,000	94,184
Procter & Gamble Co.
1.80%, 11/15/15	375,000	382,992
4.70%, 02/15/19	150,000	168,344
5.55%, 03/05/37	100,000	119,230
Quest Diagnostics, Inc.
3.20%, 04/01/16	100,000	104,222
Reynolds American, Inc.
6.75%, 06/15/17	100,000	115,376
3.25%, 11/01/22	250,000	235,634
Safeway, Inc.
3.95%, 08/15/20	200,000	202,732
Sanofi
2.63%, 03/29/16	500,000	519,835
1.25%, 04/10/18	100,000	97,928
4.00%, 03/29/21	150,000	161,261
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	100,000	93,113
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	275,000	313,480
The Coca-Cola Co.
1.50%, 11/15/15	200,000	203,200
1.15%, 04/01/18	100,000	98,126
The Kroger Co.
3.85%, 08/01/23 (b)	100,000	99,768
7.50%, 04/01/31	100,000	127,580
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	53,874
3.60%, 08/15/21 (b)	50,000	51,007
4.15%, 02/01/24 (b)	200,000	206,181
5.30%, 02/01/44 (b)	200,000	216,368
Warner Chilcott Co. LLC
7.75%, 09/15/18 (b)	500,000	534,375
Wyeth LLC
5.95%, 04/01/37	500,000	607,191
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	99,352

		18,146,713

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Energy 1.7%
Anadarko Petroleum Corp.
5.95%, 09/15/16	225,000	249,771
6.38%, 09/15/17	200,000	229,143
6.45%, 09/15/36	100,000	118,655
Apache Corp.
6.90%, 09/15/18	100,000	119,835
4.75%, 04/15/43 (b)	100,000	100,920
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	150,000	152,591
BP Capital Markets PLC
3.20%, 03/11/16	500,000	524,375
1.38%, 05/10/18	800,000	783,913
4.75%, 03/10/19	250,000	278,219
Canadian Natural Resources Ltd.
5.70%, 05/15/17	150,000	168,945
3.80%, 04/15/24	150,000	151,062
6.25%, 03/15/38	100,000	120,005
Chevron Corp.
3.19%, 06/24/23 (b)	100,000	98,984
Conoco, Inc.
6.95%, 04/15/29	100,000	133,636
ConocoPhillips Canada
5.63%, 10/15/16	150,000	167,611
Devon Energy Corp.
2.25%, 12/15/18 (b)	250,000	248,929
Diamond Offshore Drilling, Inc.
4.88%, 11/01/43 (b)	100,000	97,909
Encana Corp.
5.90%, 12/01/17	100,000	113,874
6.50%, 05/15/19	150,000	175,839
3.90%, 11/15/21 (b)	200,000	205,580
6.50%, 02/01/38	175,000	210,717
Ensco PLC
4.70%, 03/15/21	100,000	107,604
EOG Resources, Inc.
2.45%, 04/01/20 (b)	200,000	199,483
Halliburton Co.
1.00%, 08/01/16	100,000	100,221
6.15%, 09/15/19	125,000	148,064
Hess Corp.
8.13%, 02/15/19	200,000	250,650
7.30%, 08/15/31	150,000	190,105
7.13%, 03/15/33	100,000	126,096
Husky Energy, Inc.
7.25%, 12/15/19	200,000	244,963
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	303,726
Marathon Petroleum Corp.
5.13%, 03/01/21	125,000	139,185
Nabors Industries, Inc.
2.35%, 09/15/16 (c)	100,000	102,365
6.15%, 02/15/18	100,000	113,225
5.10%, 09/15/23 (b)(c)	100,000	104,257
Noble Energy, Inc.
5.25%, 11/15/43 (b)	200,000	209,546
Noble Holding International Ltd.
4.63%, 03/01/21	250,000	263,211
5.25%, 03/15/42	150,000	147,383
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	100,000	107,836
Petrohawk Energy Corp.
7.25%, 08/15/18 (b)	100,000	106,350
Shell International Finance BV
3.10%, 06/28/15	100,000	103,331
4.30%, 09/22/19	100,000	110,513
6.38%, 12/15/38	45,000	58,212
4.55%, 08/12/43	100,000	103,783
Suncor Energy, Inc.
6.10%, 06/01/18	100,000	115,611
6.50%, 06/15/38	150,000	185,979
Talisman Energy, Inc.
3.75%, 02/01/21 (b)	150,000	149,374
Tosco Corp.
7.80%, 01/01/27	150,000	205,929
Total Capital International S.A.
2.88%, 02/17/22	500,000	490,489
3.75%, 04/10/24	100,000	102,343
Total Capital S.A.
3.00%, 06/24/15	100,000	103,130
Transocean, Inc.
6.38%, 12/15/21	250,000	281,422
Valero Energy Corp.
9.38%, 03/15/19	150,000	195,397
6.13%, 02/01/20	150,000	174,393
Weatherford International Ltd.
4.50%, 04/15/22 (b)	175,000	183,560

		9,978,249

Technology 1.2%
Apple, Inc.
0.45%, 05/03/16	100,000	99,721
1.00%, 05/03/18	100,000	97,031
2.40%, 05/03/23	100,000	92,914
3.85%, 05/03/43	200,000	178,099
Arrow Electronics, Inc.
3.00%, 03/01/18	150,000	151,788
4.50%, 03/01/23 (b)	200,000	203,892
Cisco Systems, Inc.
5.50%, 02/22/16	200,000	218,529
4.45%, 01/15/20	350,000	384,616
5.90%, 02/15/39	100,000	119,116
Corning, Inc.
1.45%, 11/15/17	200,000	196,153
Fiserv, Inc.
6.80%, 11/20/17	285,000	328,836
4.63%, 10/01/20	250,000	263,146
Google, Inc.
2.13%, 05/19/16	75,000	77,487
3.38%, 02/25/24	100,000	100,380
Harris Corp.
6.15%, 12/15/40	150,000	170,643
Hewlett-Packard Co.
2.60%, 09/15/17	300,000	309,377
2.75%, 01/14/19	400,000	403,094
3.75%, 12/01/20	300,000	305,188
Intel Corp.
3.30%, 10/01/21	100,000	102,477
4.25%, 12/15/42	250,000	237,994
International Business Machines Corp.
5.70%, 09/14/17	500,000	572,580
3.38%, 08/01/23	150,000	150,301
Microsoft Corp.
2.50%, 02/08/16	100,000	103,663

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
1.63%, 12/06/18	250,000	248,417
4.50%, 10/01/40	100,000	102,329
NetApp, Inc.
3.25%, 12/15/22 (b)	250,000	233,710
Oracle Corp.
2.38%, 01/15/19	100,000	101,305
3.88%, 07/15/20	380,000	405,713
6.13%, 07/08/39	150,000	184,961
5.38%, 07/15/40	100,000	113,550
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	100,000	99,490
Science Applications International Corp.
5.50%, 07/01/33	50,000	47,679
Texas Instruments, Inc.
2.38%, 05/16/16	100,000	103,592
Xerox Corp.
2.75%, 03/15/19	300,000	300,598

		6,808,369

Transportation 0.5%
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/25 (c)	389,164	392,082
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	154,461
3.85%, 09/01/23 (b)	200,000	203,102
5.05%, 03/01/41 (b)	300,000	317,300
Canadian National Railway Co.
4.50%, 11/07/43 (b)	100,000	102,631
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	250,000	266,027
CSX Corp.
6.25%, 04/01/15	200,000	211,114
4.25%, 06/01/21 (b)	150,000	159,713
4.10%, 03/15/44 (b)	100,000	91,592
FedEx Corp.
2.63%, 08/01/22	200,000	186,766
3.88%, 08/01/42	200,000	173,987
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	150,000	146,351
Ryder System, Inc.
2.55%, 06/01/19 (b)	100,000	99,490
United Parcel Service, Inc.
5.50%, 01/15/18	150,000	170,935

		2,675,551

		74,026,985

Utilities 2.6%

Electric 1.6%
Alabama Power Co.
3.55%, 12/01/23	200,000	201,963
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	500,000	497,254
Appalachian Power Co.
7.00%, 04/01/38	350,000	460,158
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	50,000	51,183
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	200,000	229,697
Consumers Energy Co.
3.38%, 08/15/23 (b)	300,000	301,085
3.95%, 05/15/43 (b)	100,000	94,835
Duke Energy Carolinas LLC
6.05%, 04/15/38	200,000	249,297
5.30%, 02/15/40	100,000	114,811
Duke Energy Corp.
2.10%, 06/15/18 (b)	150,000	150,621
Duke Energy Indiana, Inc.
3.75%, 07/15/20	175,000	184,445
Duke Energy Progress, Inc.
4.10%, 05/15/42 (b)	350,000	336,912
Entergy Corp.
3.63%, 09/15/15	250,000	258,853
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	250,000	257,110
Florida Power & Light Co.
5.95%, 02/01/38	150,000	182,557
Florida Power Corp.
6.40%, 06/15/38	91,000	117,750
Georgia Power Co.
4.75%, 09/01/40	250,000	258,371
LG&E and KU Energy LLC
3.75%, 11/15/20 (b)	150,000	154,370
Midamerican Energy Holdings Co.
5.75%, 04/01/18	100,000	113,929
6.13%, 04/01/36	200,000	240,015
5.15%, 11/15/43 (b)(c)	200,000	213,931
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	100,000	113,692
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	100,000	96,913
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (b)	200,000	199,956
Pacific Gas & Electric Co.
4.25%, 05/15/21 (b)	200,000	213,930
6.05%, 03/01/34	192,000	227,455
PPL Energy Supply LLC
6.20%, 05/15/16	150,000	165,443
6.50%, 05/01/18	200,000	224,822
4.60%, 12/15/21 (b)	100,000	101,032
PSEG Power LLC
5.13%, 04/15/20	400,000	437,198
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	94,618
San Diego Gas & Electric Co.
4.30%, 04/01/42 (b)	100,000	100,307
Southern California Edison Co.
5.50%, 08/15/18	100,000	114,669
Southwestern Electric Power Co.
5.55%, 01/15/17	200,000	219,957
The Dayton Power & Light Co.
1.88%, 09/15/16 (c)	200,000	202,982
TransAlta Corp.
6.65%, 05/15/18	250,000	283,457
4.50%, 11/15/22 (b)	500,000	492,979
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	93,452
Virginia Electric & Power Co.
5.95%, 09/15/17	300,000	344,350
6.00%, 05/15/37	300,000	368,136
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	96,993
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	350,000	386,379

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
4.80%, 09/15/41 (b)	200,000	206,479

		9,454,346

Natural Gas 0.9%
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)(c)	100,000	102,376
El Paso Pipeline Partners Operating Co. LLC
4.70%, 11/01/42 (b)	100,000	89,614
Energy Transfer Partners LP
6.70%, 07/01/18	200,000	232,509
4.65%, 06/01/21 (b)	100,000	105,285
3.60%, 02/01/23 (b)	350,000	335,393
6.63%, 10/15/36	200,000	226,583
7.50%, 07/01/38	100,000	123,772
Enterprise Products Operating LLC
6.30%, 09/15/17	100,000	115,444
3.90%, 02/15/24 (b)	150,000	151,085
6.65%, 10/15/34	250,000	308,801
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	250,000	283,503
6.85%, 02/15/20	50,000	58,792
3.50%, 03/01/21 (b)	200,000	199,514
5.80%, 03/15/35	100,000	106,526
5.00%, 08/15/42 (b)	100,000	95,180
5.50%, 03/01/44 (b)	150,000	153,957
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	100,000	90,979
Nisource Finance Corp.
3.85%, 02/15/23 (b)	100,000	99,259
ONE Gas, Inc.
3.61%, 02/01/24 (b)(c)	100,000	101,159
4.66%, 02/01/44 (b)(c)	100,000	104,238
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	114,974
3.65%, 06/01/22 (b)	200,000	201,102
3.85%, 10/15/23 (b)	150,000	150,004
6.65%, 01/15/37	100,000	123,359
Sempra Energy
6.00%, 10/15/39	250,000	299,243
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	150,000	169,119
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	103,701
TransCanada PipeLines Ltd.
2.50%, 08/01/22	100,000	93,730
3.75%, 10/16/23	50,000	50,482
4.63%, 03/01/34 (b)	100,000	102,544
7.63%, 01/15/39	100,000	140,105
5.00%, 10/16/43 (b)	50,000	52,703
Williams Partners LP
7.25%, 02/01/17	350,000	403,146
6.30%, 04/15/40	50,000	57,008

		5,145,189

Other Utilities 0.1%
Veolia Environnement S.A.
6.00%, 06/01/18	200,000	226,591

		226,591

		14,826,126

Total Corporate Bonds
(Cost $131,378,740)		132,144,368

Foreign Securities 5.2% of net assets

Foreign Agencies 1.7%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.75%, 10/05/15	400,000	408,028
2.00%, 06/03/16	150,000	154,463

		562,491

Brazil 0.1%
Petrobras Global Finance BV
4.38%, 05/20/23	100,000	91,752
5.63%, 05/20/43	150,000	127,583
Petrobras International Finance Co.
5.38%, 01/27/21	250,000	254,080

		473,415

Canada 0.1%
Export Development Canada
2.25%, 05/28/15	100,000	102,285
1.25%, 10/27/15	100,000	101,478
Nexen, Inc.
5.88%, 03/10/35	150,000	164,213
6.40%, 05/15/37	200,000	230,837

		598,813

Germany 0.6%
Kreditanstalt fuer Wiederaufbau
1.25%, 10/26/15 (d)	250,000	253,448
2.63%, 02/16/16 (d)	375,000	390,213
4.88%, 01/17/17 (d)	450,000	499,231
1.25%, 02/15/17 (d)	350,000	353,126
4.50%, 07/16/18 (d)	500,000	559,986
4.88%, 06/17/19 (d)	200,000	228,632
4.00%, 01/27/20 (d)	350,000	383,961
2.75%, 09/08/20 (d)	200,000	204,256
2.38%, 08/25/21 (d)	300,000	294,669
Landwirtschaftliche Rentenbank
1.88%, 09/17/18 (d)	500,000	504,111

		3,671,633

Japan 0.1%
Japan Bank for International Cooperation
2.25%, 07/13/16	400,000	413,377

		413,377

Mexico 0.3%
Pemex Project Funding Master Trust
6.63%, 06/15/35	700,000	780,500
Petroleos Mexicanos
3.13%, 01/23/19 (c)	100,000	102,650
5.50%, 01/21/21	400,000	439,000
4.88%, 01/18/24 (c)	200,000	207,000
5.50%, 06/27/44	200,000	194,000

		1,723,150

Norway 0.1%
Statoil A.S.A.
2.45%, 01/17/23	100,000	93,928
3.70%, 03/01/24	400,000	408,346
4.25%, 11/23/41	100,000	97,750

		600,024

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Republic of Korea 0.2%
Export-Import Bank of Korea
4.38%, 09/15/21	300,000	322,757
5.00%, 04/11/22	200,000	224,875
Korea Development Bank
4.00%, 09/09/16	200,000	213,417
3.00%, 03/17/19	500,000	512,795

		1,273,844

Sweden 0.1%
Svensk Exportkredit AB
5.13%, 03/01/17	150,000	167,456
1.13%, 04/05/18	250,000	245,181

		412,637

		9,729,384

Foreign Local Government 0.4%

Canada 0.4%
Hydro-Quebec
2.00%, 06/30/16	400,000	411,227
1.38%, 06/19/17	250,000	251,106
8.05%, 07/07/24	60,000	82,022
Province of British Columbia
2.85%, 06/15/15	200,000	206,193
Province of Manitoba
1.13%, 06/01/18	250,000	245,636
Province of Nova Scotia
2.38%, 07/21/15	200,000	204,896
Province of Ontario
2.30%, 05/10/16	200,000	207,019
1.00%, 07/22/16	600,000	603,469
4.00%, 10/07/19	225,000	245,104
2.45%, 06/29/22	200,000	190,457
Province of Quebec
7.50%, 09/15/29	68,000	94,368

		2,741,497

Sovereign 1.5%

Brazil 0.2%
Brazilian Government International Bond
6.00%, 01/17/17	350,000	389,725
4.88%, 01/22/21	100,000	106,800
2.63%, 01/05/23	500,000	443,750
8.25%, 01/20/34	150,000	199,500
7.13%, 01/20/37	100,000	120,375

		1,260,150

Canada 0.0%
Canada Government International Bond
0.88%, 02/14/17	100,000	100,017

		100,017

Chile 0.1%
Chile Government International Bond
2.25%, 10/30/22	300,000	276,000
3.63%, 10/30/42	100,000	83,250

		359,250

Colombia 0.1%
Colombia Government International Bond
7.38%, 03/18/19	300,000	362,250
7.38%, 09/18/37	100,000	128,750

		491,000

Italy 0.1%
Italy Government International Bond
5.25%, 09/20/16	250,000	271,235
5.38%, 06/12/17	100,000	109,685
6.88%, 09/27/23	150,000	183,405

		564,325

Mexico 0.4%
Mexico Government International Bond
5.63%, 01/15/17	600,000	669,000
3.50%, 01/21/21	150,000	152,250
3.63%, 03/15/22	400,000	401,400
8.00%, 09/24/22	100,000	129,000
4.00%, 10/02/23	350,000	353,937
6.05%, 01/11/40	300,000	342,750
4.75%, 03/08/44	200,000	191,000

		2,239,337

Panama 0.1%
Panama Government International Bond
5.20%, 01/30/20	100,000	111,200
6.70%, 01/26/36	200,000	236,000

		347,200

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	250,000	302,813

		302,813

Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	300,000	310,500
5.50%, 03/30/26	600,000	679,500

		990,000

Poland 0.1%
Poland Government International Bond
5.00%, 10/19/15	150,000	159,937
3.00%, 03/17/23	300,000	281,250

		441,187

Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	150,000	184,500

		184,500

South Africa 0.0%
South Africa Government International Bond
4.67%, 01/17/24	100,000	99,500

		99,500

Turkey 0.2%
Turkey Government International Bond
6.75%, 04/03/18	200,000	220,900
5.63%, 03/30/21	500,000	524,000
7.38%, 02/05/25	250,000	287,375
4.88%, 04/16/43	200,000	171,000

		1,203,275

		8,582,554

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Supranational* 1.6%
African Development Bank
2.50%, 03/15/16	150,000	155,881
0.88%, 05/15/17	200,000	198,983
Asian Development Bank
2.50%, 03/15/16	150,000	155,851
1.13%, 03/15/17	650,000	653,033
European Bank for Reconstruction & Development
1.63%, 09/03/15	500,000	509,319
European Investment Bank
4.63%, 10/20/15	400,000	426,585
0.63%, 04/15/16	550,000	551,433
2.50%, 05/16/16	325,000	338,318
0.50%, 08/15/16	250,000	248,996
5.13%, 05/30/17	1,000,000	1,124,790
4.00%, 02/16/21	700,000	764,455
Inter-American Development Bank
5.13%, 09/13/16	100,000	110,532
1.13%, 03/15/17	250,000	251,042
1.75%, 08/24/18	250,000	251,092
3.88%, 02/14/20	200,000	218,724
3.88%, 10/28/41	100,000	96,172
3.20%, 08/07/42	100,000	84,606
4.38%, 01/24/44	150,000	158,106
International Bank for Reconstruction & Development
2.13%, 03/15/16	400,000	413,025
0.50%, 04/15/16	350,000	350,115
0.88%, 04/17/17	350,000	349,371
1.88%, 03/15/19	450,000	451,160
International Finance Corp.
1.13%, 11/23/16	350,000	353,086
2.13%, 11/17/17	500,000	513,760
1.75%, 09/04/18	300,000	301,190
Nordic Investment Bank
0.50%, 04/14/16	250,000	249,961

		9,279,586

Total Foreign Securities
(Cost $30,595,119)		30,333,021

Mortgage-Backed Securities 29.3% of net assets

U.S. Government Agency Mortgages 29.3%
Fannie Mae
5.50%, 06/01/15 to 09/01/38 (b)	3,484,998	3,863,086
7.00%, 08/01/16 to 03/01/37 (b)	78,710	85,908
6.00%, 12/01/16 to 10/01/39 (b)	2,629,719	2,943,450
5.00%, 02/01/18 to 08/01/41 (b)	5,271,343	5,767,125
4.50%, 05/01/18 to 01/01/44 (b)	8,683,533	9,316,588
4.00%, 06/01/18 to 12/01/43 (b)	9,262,107	9,682,699
3.50%, 10/01/18 to 09/01/43 (b)	11,464,401	11,610,031
6.50%, 01/01/21 to 10/01/39 (b)	724,686	812,221
2.50%, 05/01/23 to 09/01/28 (b)	3,058,016	3,064,729
3.00%, 09/01/23 to 07/01/43 (b)	12,980,316	12,746,921
8.50%, 05/01/25 (b)	4,552	5,211
2.00%, 02/01/28 to 09/01/28 (b)	281,982	275,311
2.03%, 05/01/38 (a)(b)	250,094	267,114
3.66%, 03/01/40 (a)(b)	268,556	287,863
3.34%, 04/01/40 (a)(b)	96,085	101,523
3.62%, 05/01/40 (a)(b)	83,586	89,432
Fannie Mae TBA
2.00%, 04/01/29 (b)	500,000	486,719
2.50%, 04/01/29 to 04/01/44 (b)	2,200,000	2,168,984
3.00%, 04/01/29 to 04/01/44 (b)	4,400,000	4,359,719
3.50%, 04/01/29 to 05/01/44 (b)	3,600,000	3,674,437
4.00%, 04/01/44 to 05/01/44 (b)	4,900,000	5,084,047
4.50%, 04/01/44 to 05/01/44 (b)	1,300,000	1,382,828
Freddie Mac
5.50%, 07/01/15 to 05/01/40 (b)	3,411,250	3,764,623
7.50%, 09/01/16 (b)	2,055	2,150
6.50%, 03/01/17 to 09/01/39 (b)	754,772	844,811
6.00%, 04/01/17 to 09/01/38 (b)	1,012,956	1,126,673
4.00%, 04/01/18 to 01/01/44 (b)	6,372,130	6,652,254
4.50%, 04/01/18 to 09/01/42 (b)	3,626,897	3,879,489
5.00%, 06/01/18 to 12/01/43 (b)	4,528,618	4,936,447
3.00%, 10/01/26 to 09/01/43 (b)	7,599,376	7,469,478
2.50%, 07/01/27 to 02/01/43 (b)	2,306,401	2,306,743
2.00%, 04/01/28 (b)	56,672	55,325
3.50%, 10/01/28 to 07/01/43 (b)	6,254,874	6,320,401
2.98%, 05/01/41 (a)(b)	45,675	48,388
Freddie Mac TBA
2.00%, 04/01/29 (b)	400,000	389,125
2.50%, 04/01/29 to 04/01/44 (b)	1,200,000	1,192,094
3.00%, 04/01/29 to 04/01/44 (b)	1,200,000	1,175,660
3.50%, 04/01/29 to 04/01/44 (b)	2,100,000	2,152,078
4.00%, 04/01/44 (b)	1,000,000	1,037,695
4.50%, 04/01/44 to 05/01/44 (b)	2,200,000	2,338,562
Ginnie Mae
5.00%, 11/15/17 to 04/20/40 (b)	4,010,016	4,403,728
3.00%, 02/15/26 to 06/20/43 (a)(b)	6,116,174	6,102,948

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
4.00%, 03/20/26 to 03/20/44 (a)(b)	5,917,415	6,241,993
5.50%, 04/20/26 to 07/15/34 (b)	864,753	967,751
3.50%, 05/20/26 to 01/20/44 (a)(b)	7,421,302	7,600,934
2.50%, 01/20/28 to 01/20/29 (b)	324,265	329,714
2.00%, 07/20/28 to 03/20/40 (a)(b)	121,516	124,155
1.63%, 04/20/32 (a)(b)	189,000	196,779
4.50%, 02/20/34 to 02/20/44 (b)	7,083,457	7,664,429
6.00%, 02/15/37 to 12/15/38 (b)	1,005,107	1,129,481
4.00%, 10/20/37 (a)(b)	40,286	42,628
1.63%, 08/20/38 (a)(b)	424,324	441,345
3.00%, 03/20/40 (a)(b)	362,330	382,907
2.00%, 01/20/43 to 05/20/43 (a)(b)	393,860	404,813
Ginnie Mae TBA
2.50%, 04/01/44 (b)	300,000	282,797
3.00%, 04/01/44 (b)	3,500,000	3,442,578
3.50%, 04/01/44 (b)	3,500,000	3,572,609
4.00%, 04/01/44 (b)	2,400,000	2,522,625
4.50%, 04/01/44 (b)	400,000	431,313
5.50%, 04/01/44 (b)	600,000	663,938

Total Mortgage-Backed Securities
(Cost $171,060,579)		170,717,407

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	100,000	134,123
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	250,000	337,450
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	350,000	412,240
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	556,192
Catholic Health Initiatives
1.60%, 11/01/17	100,000	98,102
4.35%, 11/01/42	225,000	206,668
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	114,639
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	200,000	233,922
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	173,702
Georgia
GO (Build America Bonds) Series H
4.50%, 11/01/25	40,000	44,050
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	223,056
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	100,000	104,525
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	150,000	148,190
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	250,000	241,220
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	200,000	258,908
Metropolitan Government of Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34	20,000	22,125
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	150,000	193,710
New Jersey State Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	100,000	135,978
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	150,000	170,816
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	200,000	238,980
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	305,942
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	233,658
President & Fellows of Harvard College
3.62%, 10/01/37	350,000	318,933
San Francisco City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	400,000	478,956
Texas Transportation Commission
RB (Build America Bonds) Series B
5.03%, 04/01/26	200,000	227,156

Total Municipal Bonds
(Cost $5,694,612)		5,613,241

U.S. Government and Government Agencies 39.2% of net assets

U.S. Government Agency Securities 3.8%
Fannie Mae
1.63%, 10/26/15	2,032,000	2,074,414
0.63%, 08/26/16	2,425,000	2,425,019
1.13%, 04/27/17	769,000	773,439
0.88%, 08/28/17	1,172,000	1,160,210
1.00%, 10/16/17 (b)	150,000	148,228
0.88%, 02/08/18	350,000	342,931
0.88%, 05/21/18	1,250,000	1,217,409
1.13%, 05/25/18 (b)	300,000	294,133
2.25%, 10/17/22 (b)	300,000	280,811
7.13%, 01/15/30	277,000	394,770

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Federal Farm Credit Bank
4.88%, 12/16/15	321,000	345,708
0.54%, 11/07/16 (b)	500,000	496,790
Federal Home Loan Bank
0.50%, 11/20/15	1,500,000	1,503,428
1.00%, 06/21/17	835,000	833,653
1.00%, 11/09/17 (b)	500,000	492,002
5.00%, 11/17/17	1,185,000	1,344,945
Freddie Mac
0.50%, 04/17/15	764,000	766,647
0.50%, 06/06/16 (b)	500,000	499,693
0.88%, 02/22/17	750,000	749,580
1.00%, 07/28/17	119,000	118,562
1.00%, 09/29/17	350,000	347,481
0.88%, 03/07/18	2,750,000	2,696,169
2.38%, 01/13/22	1,651,000	1,619,986
3.00%, 01/18/28 (b)	200,000	179,810
6.75%, 03/15/31	264,000	368,571
Tennessee Valley Authority
6.75%, 11/01/25	488,000	633,049

		22,107,438

U.S. Treasury Obligations 35.4%
U.S. Treasury Bonds
9.13%, 05/15/18	2,175,000	2,854,263
8.00%, 11/15/21	2,009,000	2,802,555
6.00%, 02/15/26	838,000	1,102,231
6.75%, 08/15/26	1,237,000	1,732,960
6.13%, 11/15/27	2,230,000	3,003,531
5.25%, 02/15/29	706,000	883,548
6.25%, 05/15/30	445,000	617,785
4.75%, 02/15/37	917,000	1,114,728
4.38%, 02/15/38	2,211,000	2,549,387
3.50%, 02/15/39	1,376,000	1,380,945
4.38%, 11/15/39	824,000	951,463
4.63%, 02/15/40	763,000	915,004
4.25%, 11/15/40	195,000	220,959
3.75%, 08/15/41	1,518,000	1,582,041
3.13%, 02/15/42	2,747,000	2,543,335
3.00%, 05/15/42	1,396,000	1,258,909
2.75%, 08/15/42	1,808,000	1,544,003
2.75%, 11/15/42	1,604,000	1,367,035
2.88%, 05/15/43	1,120,000	977,725
3.63%, 08/15/43	1,528,000	1,546,862
3.75%, 11/15/43	300,000	310,641
3.63%, 02/15/44	1,000,000	1,011,719
U.S. Treasury Notes
2.50%, 03/31/15	1,716,000	1,756,353
0.13%, 04/30/15	3,400,000	3,399,602
2.50%, 04/30/15	2,546,000	2,610,396
0.25%, 05/15/15	2,872,000	2,875,366
2.13%, 05/31/15	1,672,000	1,710,209
1.88%, 06/30/15	4,329,000	4,420,991
1.75%, 07/31/15	5,015,000	5,120,004
0.25%, 09/15/15	4,111,000	4,113,006
1.25%, 10/31/15	6,169,000	6,265,150
0.25%, 12/15/15	2,903,000	2,900,164
0.38%, 01/15/16	6,188,000	6,191,626
0.38%, 02/15/16	2,693,000	2,693,159
0.25%, 02/29/16	2,500,000	2,493,555
2.13%, 02/29/16	1,102,000	1,138,526
0.38%, 03/15/16	6,040,000	6,036,461
2.00%, 04/30/16	2,153,000	2,221,207
2.63%, 04/30/16	3,192,000	3,335,267
3.25%, 05/31/16	980,000	1,038,647
1.50%, 06/30/16	2,518,000	2,571,115
0.63%, 07/15/16	2,036,000	2,038,783
1.00%, 08/31/16	1,018,000	1,027,146
1.00%, 09/30/16	2,036,000	2,052,860
3.00%, 09/30/16	1,577,000	1,668,909
0.63%, 10/15/16	5,602,000	5,593,250
0.63%, 11/15/16	1,528,000	1,523,942
0.88%, 12/31/16	2,036,000	2,041,011
0.75%, 01/15/17	1,528,000	1,525,852
0.88%, 01/31/17	2,036,000	2,038,783
0.88%, 02/28/17	2,000,000	2,000,390
0.75%, 03/15/17	2,000,000	1,992,578
3.25%, 03/31/17	2,126,000	2,274,240
0.63%, 05/31/17	2,503,000	2,474,353
0.63%, 08/31/17	2,668,000	2,622,977
1.88%, 08/31/17	3,118,600	3,198,028
1.88%, 09/30/17	1,881,000	1,927,143
0.75%, 10/31/17	3,597,000	3,539,390
1.88%, 10/31/17	1,632,000	1,671,015
0.75%, 12/31/17	1,634,000	1,602,341
0.75%, 02/28/18	996,000	973,162
2.88%, 03/31/18	1,860,000	1,970,002
0.63%, 04/30/18	2,292,000	2,220,375
2.63%, 04/30/18	2,898,000	3,039,956
1.38%, 06/30/18	1,514,000	1,507,081
1.50%, 08/31/18	1,018,000	1,016,250
1.38%, 09/30/18	3,911,000	3,876,321
1.25%, 10/31/18	2,546,000	2,505,524
1.25%, 11/30/18	1,528,000	1,501,439
1.50%, 12/31/18	2,036,000	2,020,809
1.25%, 01/31/19	1,982,000	1,942,051
1.50%, 01/31/19	2,036,000	2,018,264
1.38%, 02/28/19	1,500,000	1,475,917
1.50%, 02/28/19	1,250,000	1,237,597
1.25%, 04/30/19	1,701,000	1,658,077
0.88%, 07/31/19	3,082,000	2,926,695
3.38%, 11/15/19	2,901,700	3,129,756
1.00%, 11/30/19	1,387,000	1,314,725
1.38%, 01/31/20	2,640,000	2,547,188
1.13%, 03/31/20	1,296,000	1,227,302
1.88%, 06/30/20	1,258,000	1,239,130
2.63%, 08/15/20	1,662,000	1,709,523
2.63%, 11/15/20	2,434,000	2,497,228
2.38%, 12/31/20	3,820,000	3,850,293
3.63%, 02/15/21	1,872,000	2,036,678
2.00%, 02/28/21	1,834,000	1,799,398
2.25%, 03/31/21	1,000,000	996,406
2.13%, 08/15/21	2,031,900	1,997,215
1.63%, 08/15/22	1,830,000	1,701,900
1.63%, 11/15/22	2,037,000	1,885,339
2.00%, 02/15/23	1,490,000	1,417,188
2.50%, 08/15/23	2,036,000	2,007,130
2.75%, 11/15/23	3,310,000	3,325,256

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
2.75%, 02/15/24	1,500,000	1,503,399

		206,049,998

Total U.S. Government and Government Agencies
(Cost $230,860,659)		228,157,436

	Number	Value
Security	of Shares	($)

Other Investment Company 1.0% of net assets

Money Market Fund 1.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	6,035,502	6,035,502

Total Other Investment Company
(Cost $6,035,502)		6,035,502

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Short-Term Investments 5.2% of net assets

U.S. Government Agency Securities 1.3%
Federal Home Loan Bank
0.05%, 04/02/14 (f)	7,500,000	7,499,990

		7,499,990

U.S. Treasury Obligations 3.9%
U.S. Treasury Bills
0.05%, 04/17/14 (f)	13,000,000	12,999,702
0.06%, 04/24/14 (f)	10,000,000	9,999,645

		22,999,347

Total Short-Term Investments
(Cost $30,499,337)		30,499,337

End of Investments

At 03/31/14, the tax basis cost of the fund’s investments was $618,513,528 and the unrealized appreciation and depreciation were $3,776,894 and ($6,490,171), respectively, with a net unrealized depreciation ($2,713,277).

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,304,943 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Asset-Backed Obligations	$—	$2,695,088	$—	$2,695,088
Commercial Mortgage-Backed Securities	—	9,604,851	—	9,604,851
Corporate Bonds[1]	—	58,117,383	—	58,117,383
Industrial	—	73,634,903	392,082	74,026,985
Foreign Securities[1]	—	30,333,021	—	30,333,021
Mortgage-Backed Securities[1]	—	170,717,407	—	170,717,407
Municipal Bonds[1]	—	5,613,241	—	5,613,241
U.S. Government and Government Agencies[1]	—	228,157,436	—	228,157,436
Other Investment Company[1]	6,035,502	—	—	6,035,502
Short-Term Investments[1]	—	30,499,337	—	30,499,337

Total	$6,035,502	$609,372,667	$392,082	$615,800,251

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
Investments in	December 31,	Discounts	Gains	Appreciation	Gross	Gross	Transfers	Transfers	March 31,
Securities	2013	(Premiums)	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Corporate Bonds	$96,750	($29)	$—	$2,920	$295,150	($2,709)	$—	$—	$392,082

Total	$96,750	($29)	$—	$2,920	$295,150	($2,709)	$—	$—	$392,082

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG64288MAR14

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	May 16, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	May 16, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	May 16, 2014